Real Estate Investments - Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Germany
Real Estate Investments [Line Items]
Entity wide revenue percentage				10.90%
Puerto Rico
Real Estate Investments [Line Items]
Entity wide revenue percentage					19.40%
United Kingdom
Real Estate Investments [Line Items]
Entity wide revenue percentage	17.60%	22.00%	19.20%	22.00%	38.40%
California, USA
Real Estate Investments [Line Items]
Entity wide revenue percentage					14.60%
Texas, USA
Real Estate Investments [Line Items]
Entity wide revenue percentage	11.60%	11.60%	11.50%	10.40%